Cover	Sep. 24, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	BlackBerry Limited
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-38232
Entity Tax Identification Number	98-0164408
Entity Address, Address Line One	2200 University Ave East
Entity Address, City or Town	Waterloo
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2K 0A7
City Area Code	519
Local Phone Number	888-7465
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001070235
Amendment Flag	false
Title of 12(g) Security	Common Shares
Trading Symbol	BB
Security Exchange Name	NYSE